CASH AND CASH EQUIVALENTS (Details) - Schedule of cash and cash equivalents - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Cash And Cash Equivalents Abstract
Cash on hand	$ 2,248	$ 2,120
Bank balances	480,566	558,078
Overnight	259,129	386,034
Total Cash	741,943	946,232
Cash equivalents
Time deposits	379,280	74,578
Mutual funds	95,452	26,025
Total cash equivalents	474,732	100,603
Total cash and cash equivalents	$ 1,216,675	$ 1,046,835